FINANCIAL INSTRUMENTS (Details 17) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Ordinary Shares One [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	R$ (49,046)
Ordinary Shares One [Member] | Scenario I I Three [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(245,228)
Ordinary Shares One [Member] | Scenario I I Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(490,456)
Preference Shares One [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(25,615)
Preference Shares One [Member] | Scenario I I Three [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(128,073)
Preference Shares One [Member] | Scenario I I Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(256,146)
Preference Shares Two [Member] | Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(3,937)
Preference Shares Two [Member] | Scenario I I Three [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	(19,684)
Preference Shares Two [Member] | Scenario I I Two [Member]
IfrsStatementLineItems [Line Items]
Sensitivity analysis for stock price risks	R$ (39,368)